Equity compensation plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Equity compensation plans
Number of shares authorized for future grants under all share plans	3,855
Equity Compensation
Total equity compensation	$ 3,158	$ 6,602	$ 7,127
Related income tax benefit	632	1,518	1,782
Cost of revenues
Equity Compensation
Total equity compensation	224	965	824
Research and development
Equity Compensation
Total equity compensation	738	2,300	2,534
Selling, general and administrative
Equity Compensation
Total equity compensation	$ 2,196	$ 3,337	$ 3,769